UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):                             [ ] Form 10-K   [ ] Form 20-F   [ ] Form 11-K   [ X ] Form 10-Q   [ ] Form N-SAR

For Period Ended: June 30, 2001
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended:_______

    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

       N/A

PART I--REGISTRANT INFORMATION

     NORD RESOURCES CORPORATION
Full Name of Registrant:

     N/A
Former Name if Applicable:

     2727 San Pedro N.E. Suite 116
Address of Principal Executive
Office (Street and Number):

     Albuquerque, NM 87110
City, State and Zip Code:

PART II--RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25, the following should be completed. (Check box if appropriate)

[ X ]       (a) The reasons described in reasonable detail in Part III of this Form could not be eliminated without unreasonable effort or expenses;

[   ]        (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-K,
                   11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[   ]        (c)  The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III--NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On February 21, 2001 the registrant filed for a petition for reorganization pursuant to Chapter 11 of the United States Bankruptcy Code 11 U.S.C. Section 101, et seq. as case number 11-01-11160MA in the United States Bankruptcy Court, District of New Mexico, Albuquerque, New Mexico. On April 23, 2001 the United States Bankruptcy Court dismissed the proceeding pursuant to 11 U.S.C. Section 1112(b)(1), before the approval of Independent Auditors for the registrant.

The cash assets under the registrant are under the supervision of a Trustee and are unavailable until the resolution of outstanding legal issues. On May 21, 2001, the registrant filed suit against the Trustee in U.S. District Court, in the Southern District of Ohio for release of these assets. Until these issues are resolved, Nord Resources will be financially unable to meet the filing requirements for the 10-Q.

PART IV--OTHER INFORMATION

(1)   Name and telephone number of person to contact in regard to this notification

John F. Champagne                             505                                   872-2487
(Name)                                           (Area Code)               (Telephone Number)

(2)   Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If answer is no, identify report(s ).

[   ] Yes     [ X ] No

_______2000 10-K, 2001 10-Q 1st Qtr______________________________________________________

(3)    Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [ X ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant is releasing its earnings statements for the periods ended June 30, 2001 contemporaneously with the filing of this Form 12b-25.                            [   ] Yes                     [ X ] No

  NORD RESOURCES CORPORATION
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 15, 2001	By: s/ John F. Champagne_______
Name: John F. Champagne_______
Title: Chairman, President & CEO